Note 9 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lease, Cost [Table Text Block]
	Year ended December 31,
	2020	2019

Operating lease cost	$82,643	$77,394
Finance lease cost
Amortization of right-of-use assets	898	920
Interest on lease liabilities	17	19
Variable lease cost	25,297	26,030
Short term lease cost	3,662	4,712

Total lease expense	$112,517	$109,075

Sublease revenues	(2,844)	(3,124)
Total lease cost, net of sublease revenues	$109,673	$105,951
	Year ended December 31,
	2020	2019

Operating leases recognized on transition to ASC 842	$-	$274,696
Right-of-use assets obtained in exchange for new operating lease obligations	91,575	36,945
Right-of-use assets obtained in exchange for new finance lease obligations	2,160	400

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(83,351)	$(79,764)
Operating cash flows from finance leases	(17)	(19)
Financing cash flows from finance leases	(884)	(874)

As at December 31,
2020

Weighted average remaining lease term
Operating leases (years)	5.4
Finance leases (years)	2.0

Weighted average discount rate
Operating leases	3.1%
Finance leases	1.5%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
	As at December 31,
	2020	2019

Operating leases
Operating lease right-of-use assets	$288,134	$263,639
Operating lease liabilities - current	$(78,923)	$(69,866)
Operating lease liabilities - non-current	(251,680)	(229,224)
Total operating lease liabilities	$(330,603)	$(299,090)

Finance leases
Fixed assets, gross	$4,662	$3,164
Accumulated depreciation	(2,327)	(2,320)
Fixed assets, net	$2,335	$844

Long-term debt - current	$(1,113)	$(550)
Long-term debt - non-current	(1,316)	(303)
Total finance lease liabilities	$(2,429)	$(853)

Lessee, Lease, Liability, Maturity [Table Text Block]
	One year	Two years	Three years	Four years	Five years	Thereafter	Total

Operating leases	$87,112	$74,269	$59,617	$46,302	$33,393	$60,239	$360,932

Present value of operating lease liabilities							330,603
Difference between undiscounted cash flows and discounted cash flows							$30,329

Finance leases	$1,115	$855	$470	$9	$-	$-	$2,449

Present value of finance lease liabilities							2,429
Difference between undiscounted cash flows and discounted cash flows							$20